Organization and Description of Business (Details Narrative)									6 Months Ended
	Nov. 28, 2020 USD ($)	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2019 USD ($)	Mar. 16, 2019 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 27, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Feb. 05, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Jul. 06, 2019	Dec. 14, 2018 USD ($)	Dec. 14, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2017 shares	Jan. 09, 2017	Nov. 24, 2016
Common stock, shares outstanding | shares									25,913,631				25,913,631								15,000,000
Ownership interest percentage						100.00%	100.00%		100.00%													100.00%
Total assets									$ 74,887,543				$ 63,551,261
Total liabilities									18,317,094				$ 12,043,333
Revenue
Gain from disposition of a subsidiary									5,104
Zhangzhou Meijia Metal Product Co., Ltd [Member]
Business combination of acquisition ratio				100.00%	100.00%
Total cash consideration to acquire the equity interests				$ 10,700,000		$ 10,900,000			$ 18,100,000
Zhangzhou Meijia Metal Product Co., Ltd [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥							¥ 71,000,000			¥ 118,500,000
Dongguan Dogness [Member]
Ownership interest percentage																							100.00%
HK Dogness [Member]
Ownership interest percentage																							100.00%
Long Kai (Shenzheng) Industrial Co Ltd [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥					¥ 7,100,000
Dogness Intelligence Technology Co Ltd [Member]
Registered capital																			$ 12,200,000
Dogness Intelligence Technology Co Ltd [Member] | TwoUnrelated Entities [Member]
Ownership interest percentage																42.00%
Dogness Intelligence Technology Co Ltd [Member] | Dongguan Jiasheng [Member]
Ownership interest percentage																58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Registered capital | ¥																				¥ 80,000,000
Dogness Japan Co Ltd [Member]
Ownership interest percentage	51.00%													51.00%
Total cash consideration to acquire the equity interests	$ 31,092
Investments, amount														$ 150,000
Description on disposition	Immediate before the disposition, Dogness Japan's total assets were $98,752, accounting for only 0.1% of the Company's consolidated total assets; and total liabilities were approximately $34,644, accounting for only 0.2% of the Company's consolidated total liabilities.
Total assets												$ 98,752
Total liabilities												$ 34,644
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Ownership interest percentage														49.00%
Dogness Japan Co Ltd [Member] | JPY [Member]
Total cash consideration to acquire the equity interests	$ 3,400,000
Class B Common Shares [Member]
Common stock, shares outstanding | shares									9,069,000				9,069,000
Common Class A [Member]
Common stock, shares outstanding | shares									16,844,631				16,844,631
Common Class A [Member] | IPO [Member]
Number of shares issued under public offering | shares								10,913,631
Proceeds from issuance or sale of equity								$ 54,600,000
Shares Issued, price per share | $ / shares								$ 5.00
Proceeds from issuance of common stock								$ 50,200,000
Ms. Yunhao Chen, the Chief Financial Officer of the Company [Member]
Entity Incorporation, state country name									British Virgin Islands	British Virgin Islands
Entity Incorporation, date of incorporation									Jul. 11, 2016	Jul. 11, 2016
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Entity Incorporation, date of incorporation									Dec. 14, 2018	Dec. 14, 2018
Registered capital																	$ 1,400,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr, Silong Chen [Member]
Ownership interest percentage		51.20%													51.20%
Total cash consideration to acquire the equity interests		$ 780,000
Registered capital		$ 750,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Two Third Parties [Member]
Ownership interest percentage		48.80%													48.80%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | RMB [Member]
Registered capital | ¥																		¥ 10,000,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | RMB [Member] | Mr, Silong Chen [Member]
Total cash consideration to acquire the equity interests | ¥			¥ 5,120,000
Registered capital | ¥															¥ 4,880,000